EARNINGS (LOSS) PER ORDINARY SHARE - Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Weighted average number of ordinary shares (in shares)	430,131,931	421,105,111	420,197,062
Dilutive potential of share options (in shares)	785,524	0	672,804
Diluted weighted average number of ordinary shares (in shares)	430,917,455	421,105,111	420,869,866